                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10359

Morgan Stanley Mid-Cap Value Fund
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mid-Cap Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

FUND REPORT

For the six-month period ended February 28, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005

                                                  RUSSELL           LIPPER
                                                   MIDCAP          MID-CAP
                                                    VALUE       CORE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)         INDEX(2)
  16.51%      15.99%      15.98%      16.68%      18.02%            15.48%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

U.S. equity market conditions were generally favorable over the six months ended February 28, 2005. Many economic indicators were positive during the period, as economic growth continued and many companies showed improved earnings. The labor market also improved, though fewer jobs were created than some economists and investors had expected. The Federal Open Market Committee raised the federal funds target rate a number of times during that period, but these increases apparently did not take many investors by surprise and the stock market was largely unaffected. Although investor concern over the possibility of a disputed U.S. presidential election weighed on stocks in late summer and early fall, the market went on to rally later in the year when the price of crude oil fell temporarily from its high and the election ended without incident. A pick-up in consumer spending further helped to lift stocks as 2004 drew to a close, although weaker-than-expected economic numbers contributed in part to the slowing performance of equities as 2005 began. The period ended on a slightly more positive note as a number of encouraging economic indicators supported market gains in February, despite some concerns over inflation and the return of rising oil prices.

While all sectors in the Russell Midcap Value Index saw positive returns for the six months, some sectors outperformed others. Energy stocks were the strongest-performing for the period, boosted by the rising price of oil, and were followed by stocks in the materials sector. Financial stocks lagged other sectors during a period when interest rates began to move higher and regional banks were hurt by the flattening of the yield curve. For the six months, value stocks generally outperformed growth stocks.

PERFORMANCE ANALYSIS

Morgan Stanley Mid-Cap Value Fund underperformed the Russell Midcap Value Index for the six months ended February 28, 2005, assuming no deduction of applicable sales charges. For the same period, the Fund outperformed the Lipper Mid-Cap Core Funds Index. The Fund's performance was hurt over the period in large part by stock selection in the technology sector. The Fund maintained an overweighted position in software and software services stocks within the sector relative to the Russell Midcap Value Index, which hurt performance as a number of these companies suffered from competition or a fall-off in new contracts. At the same time, the Fund suffered from a lack of exposure to the hardware and equipment companies in the software sector that performed particularly strongly. Stock selection in the healthcare sector further hindered performance, as the Fund was hurt by not holding several strong performers in the healthcare equipment and services industry. In addition, the Fund maintained an overweighted position in pharmaceutical stocks relative to the Russell Midcap Value Index that suffered over the period due to a number of high-profile drug withdrawals by major companies in the industry and investors' concerns over drug pipelines.

Other positions were more beneficial for the Fund and contributed to its performance for the period. An underweighted position in financials relative to the Russell Midcap Value Index helped the Fund due to the overall sector's lagging returns. Stock selection in the sector also drove positive performance, as the Fund limited its exposure to underperforming regional banks while making gains from holdings in insurance companies that benefited from improved pricing power and some consolidation within the industry. In the materials sector, stock selection helped the Fund due to the strong performance of a number of chemicals companies. An overweighted position in energy stocks also contributed positively to performance as a result of the rising price of oil during the period. Within the sector, the Fund benefited particularly from its exposure to refining and marketing companies.

----------------------------------------------------
There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES, INCLUDING DEPOSITARY RECEIPTS AND SECURITIES CONVERTIBLE INTO COMMON STOCK, OF COMPANIES TRADED ON A U.S. SECURITIES EXCHANGE WITH MARKET CAPITALIZATIONS THAT FALL WITHIN THE RANGE OF COMPANIES INCLUDED IN THE RUSSELL MIDCAP VALUE INDEX. AS OF SEPTEMBER 30, 2004, THESE MARKET CAPITALIZATIONS RANGE BETWEEN $525 MILLION AND $15.24 BILLION. IN PURSUING ITS INVESTMENT OBJECTIVE, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS ATTRACTIVELY VALUED COMPANIES EXPERIENCING A CHANGE THAT THE INVESTMENT ADVISER BELIEVES COULD HAVE A POSITIVE IMPACT ON A COMPANY'S OUTLOOK, SUCH AS A CHANGE IN MANAGEMENT, INDUSTRY DYNAMICS OR OPERATIONAL EFFICIENCY. IN DETERMINING WHETHER SECURITIES SHOULD BE SOLD, THE INVESTMENT ADVISER CONSIDERS A NUMBER OF FACTORS, INCLUDING APPRECIATION TO FAIR VALUE, FUNDAMENTAL CHANGE IN THE COMPANY OR CHANGES IN ECONOMIC OR MARKET TRENDS. THE INVESTMENT ADVISER MAY PURCHASE STOCKS THAT TYPICALLY DO NOT PAY DIVIDENDS.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY

   TOP 10 HOLDINGS
   Lyondell Chemical Co.                                3.8%
   Hubbell, Inc. (Class B)                              3.7
   Valassis Communications, Inc.                        3.5
   Sovereign Bancorp, Inc.                              3.2
   Flour Corp.                                          3.1
   Scholastic Corp.                                     2.8
   Cooper Cameron Corp.                                 2.8
   Applera Corp. -- Applied Biosystems Group            2.7
   PMI Group, Inc. (The)                                2.5
   Constellation Energy Group, Inc.                     2.5

   TOP FIVE INDUSTRIES
   Electric Utilities                                   6.6%
   Medical Specialties                                  6.6
   Specialty Stores                                     4.4
   Chemicals: Specialty                                 3.8
   Electrical Products                                  3.7

Data as of February 28, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED FEBRUARY 28, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 10/29/01)         (since 10/29/01)         (since 10/29/01)          (since 10/29/01)
   SYMBOL                              MDFAX                     MDFBX                    MDFCX                    MDFDX
   1 YEAR                              11.38%(3)                 10.49%(3)                10.58%(3)                11.67%(3)
                                        5.53(4)                   5.49(4)                  9.58(4)                    --
   SINCE INCEPTION                      7.97(3)                   7.15(3)                  7.17(3)                  8.24(3)
                                        6.24(4)                   6.64(4)                  7.17(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Mid-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             09/01/04 -
                                                                     09/01/04            02/28/05             02/28/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (16.51% return)......................................         $1,000.00           $1,165.10             $ 7.46
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.90             $ 6.95
CLASS B
Actual (15.99% return)......................................         $1,000.00           $1,159.90             $11.46
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.18             $10.69
CLASS C
Actual (15.98% return)......................................         $1,000.00           $1,159.80             $11.46
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.18             $10.69
CLASS D
Actual (16.68% return)......................................         $1,000.00           $1,166.80             $ 6.12
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.14             $ 5.71

------------------
 * Expenses are equal to the Fund's annualized expense ratio of 1.39%, 2.14%, 2.14% and 1.14% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (92.6%)
              Advertising/Marketing
              Services (3.5%)
  318,020     Valassis Communications,
               Inc.*...................  $ 11,897,128
                                         ------------
              Aerospace & Defense
              (2.4%)
  218,426     Goodrich Corp. ..........     8,088,315
                                         ------------
              Airlines (2.5%)
  619,320     Southwest Airlines
               Co. ....................     8,577,582
                                         ------------
              Auto Parts: O.E.M. (1.7%)
   76,800     Magna International Inc.
               (Class A) (Canada)......     5,679,360
                                         ------------
              Building Products (1.0%)
   87,300     York International
               Corp. ..................     3,375,891
                                         ------------
              Chemicals: Specialty
              (3.8%)
  385,290     Lyondell Chemical Co. ...    13,042,066
                                         ------------
              Containers/ Packaging
              (1.4%)
   89,700     Sealed Air Corp.*........     4,688,619
                                         ------------
              Contract Drilling (2.2%)
  151,710     Transocean Inc. (Cayman
               Islands)*...............     7,354,901
                                         ------------
              Data Processing Services
              (2.0%)
  465,396     BISYS Group, Inc.
               (The)*..................     6,897,169
                                         ------------
              Discount Stores (2.0%)
  322,300     Dollar General Corp. ....     6,842,429
                                         ------------
              Electric Utilities (6.6%)
  166,900     Constellation Energy
               Group, Inc. ............     8,590,343
  207,306     Edison International.....     6,733,299
  208,050     Wisconsin Energy
               Corp. ..................     7,223,496
                                         ------------
                                           22,547,138
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electrical Products
              (3.7%)
  231,490     Hubbell, Inc. (Class
               B)......................  $ 12,454,162
                                         ------------
              Electronic Distributors
              (2.1%)
  176,500     Tech Data Corp.*.........     7,234,735
                                         ------------
              Electronic Production
              Equipment (1.1%)
  269,690     Cadence Design Systems,
               Inc.*...................     3,716,328
                                         ------------
              Engineering &
              Construction (3.1%)
  168,540     Fluor Corp. .............    10,575,885
                                         ------------
              Financial Conglomerates
              (2.0%)
  370,160     Conseco Inc.*............     7,003,427
                                         ------------
              Food: Meat/Fish/ Dairy
              (1.8%)
  365,150     Tyson Foods, Inc. (Class
               A)......................     6,214,853
                                         ------------
              Home Furnishings (2.2%)
  336,790     Newell Rubbermaid,
               Inc. ...................     7,507,049
                                         ------------
              Hotels/Resorts/
              Cruiselines (1.4%)
   86,240     Starwood Hotels & Resorts
               Worldwide, Inc. ........     4,936,378
                                         ------------
              Household/Personal Care
              (0.9%)
   70,240     International Flavors &
               Fragrances, Inc. .......     2,900,210
                                         ------------
              Integrated Oil (1.8%)
   60,040     Amerada Hess Corp. ......     6,028,016
                                         ------------
              Investment Banks/ Brokers
              (2.2%)
  175,420     Edwards (A.G.), Inc. ....     7,562,356
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Medical Specialties
              (6.6%)
  454,130     Applera Corp. - Applied
               Biosystems Group........  $  9,327,830
   94,620     Bausch & Lomb, Inc. .....     6,698,150
  232,250     Pall Corp. ..............     6,287,008
                                         ------------
                                           22,312,988
                                         ------------
              Miscellaneous Commercial
              Services (1.4%)
  231,360     Sabre Holdings Corp.
               (Class A)...............     4,877,069
                                         ------------
              Multi-Line Insurance
              (1.2%)
  211,130     Horace Mann Educators
               Corp. ..................     3,960,799
                                         ------------
              Oil Refining/Marketing
              (1.6%)
   77,388     Valero Energy Corp. .....     5,513,121
                                         ------------
              Oilfield Services/
              Equipment (2.8%)
  164,000     Cooper Cameron Corp.*....     9,461,160
                                         ------------
              Personnel Services (2.2%)
  170,439     Manpower, Inc. ..........     7,448,184
                                         ------------
              Pharmaceuticals: Generic
              Drugs (3.0%)
  104,800     Mylan Laboratories,
               Inc. ...................     1,844,480
  260,190     Watson Pharmaceuticals,
               Inc.*...................     8,258,431
                                         ------------
                                           10,102,911
                                         ------------
              Property - Casualty
              Insurers (2.0%)
  151,790     ACE Ltd. (Cayman
               Islands)................     6,748,583
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Publishing: Books/
              Magazines (2.8%)
  267,360     Scholastic Corp.*........  $  9,485,933
                                         ------------
              Real Estate Investment
              Trusts (1.6%)
   93,400     Macerich Co. (The).......     5,343,414
                                         ------------
              Regional Banks (2.2%)
  180,150     Northern Trust Corp. ....     7,611,338
                                         ------------
              Savings Banks (3.2%)
  474,000     Sovereign Bancorp,
               Inc. ...................    10,873,560
                                         ------------
              Services to the Health
              Industry (1.7%)
  237,670     IMS Health Inc. .........     5,787,264
                                         ------------
              Specialty Insurance
              (2.5%)
  214,100     PMI Group, Inc. (The)....     8,617,525
                                         ------------
              Specialty Stores (4.4%)
  260,890     Linens 'N Things,
               Inc.*...................     7,015,332
  404,590     Office Depot, Inc.*......     7,788,357
                                         ------------
                                           14,803,689
                                         ------------
              Specialty
              Telecommunications (2.0%)
  202,600     CenturyTel, Inc. ........     6,815,464
                                         ------------
              Total Common Stocks
              (Cost $271,505,781)......   314,886,999
                                         ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (7.3%)
              Repurchase Agreement
$  24,810     Joint repurchase
               agreement account 2.62%
               due 03/01/05 (dated
               02/28/05; proceeds
               $24,811,806) (a)
               (Cost $24,810,000)......  $ 24,810,000
                                         ------------

Total Investments
(Cost $296,315,781) (b).....    99.9%     339,696,999
Other Assets in Excess of
Liabilities.................     0.1          499,574
                               -----     ------------
Net Assets..................   100.0%    $340,196,573
                               =====     ============

---------------------------------------------------

    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $48,672,032 and the aggregate gross unrealized depreciation is $5,290,814, resulting in net unrealized appreciation of $43,381,218.

10
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
SUMMARY OF INVESTMENTS - FEBRUARY 28, 2005 (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Repurchase Agreement........................................  $ 24,810,000        7.3%
Electric Utilities..........................................    22,547,138        6.6
Medical Specialties.........................................    22,312,988        6.6
Specialty Stores............................................    14,803,689        4.4
Chemicals: Specialty........................................    13,042,066        3.8
Electrical Products.........................................    12,454,162        3.7
Advertising/Marketing Services..............................    11,897,128        3.5
Savings Banks...............................................    10,873,560        3.2
Engineering & Construction..................................    10,575,885        3.1
Pharmaceuticals: Generic Drugs..............................    10,102,911        3.0
Publishing: Books/Magazines.................................     9,485,933        2.8
Oilfield Services/Equipment.................................     9,461,160        2.8
Specialty Insurance.........................................     8,617,525        2.5
Airlines....................................................     8,577,582        2.5
Aerospace & Defense.........................................     8,088,315        2.4
Regional Banks..............................................     7,611,338        2.2
Investment Banks/Brokers....................................     7,562,356        2.2
Home Furnishings............................................     7,507,049        2.2
Personnel Services..........................................     7,448,184        2.2
Contract Drilling...........................................     7,354,901        2.2
Electronic Distributors.....................................     7,234,735        2.1
Financial Conglomerates.....................................     7,003,427        2.0
Data Processing Services....................................     6,897,169        2.0
Discount Stores.............................................     6,842,429        2.0
Specialty Telecommunications................................     6,815,464        2.0
Property-Casualty Insurers..................................     6,748,583        2.0
Food: Meat/Fish/Dairy.......................................     6,214,853        1.8
Integrated Oil..............................................     6,028,016        1.8
Services to the Health Industry.............................     5,787,264        1.7
Auto Parts: O.E.M. .........................................     5,679,360        1.7
Oil Refining/Marketing......................................     5,513,121        1.6
Real Estate Investment Trusts...............................     5,343,414        1.6
Hotels/Resorts/Cruiselines..................................     4,936,378        1.4
Miscellaneous Commercial Services...........................     4,877,069        1.4
Containers/Packaging........................................     4,688,619        1.4
Multi-Line Insurance........................................     3,960,799        1.2
Electronic Production Equipment.............................     3,716,328        1.1
Building Products...........................................     3,375,891        1.0
Household/Personal Care.....................................     2,900,210        0.9
                                                              ------------       ----
                                                              $339,696,999       99.9%
                                                              ============       ====

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $296,315,781)................  $339,696,999
Receivable for:
    Investments sold.................     3,187,393
    Shares of beneficial interest
      sold...........................       624,470
    Dividends........................       357,705
Prepaid expenses and other assets....        10,345
                                       ------------
    Total Assets.....................   343,876,912
                                       ------------
Liabilities:
Payable for:
    Investments purchased............     2,993,885
    Shares of beneficial interest
      redeemed.......................       346,102
    Investment advisory fee..........       186,630
    Distribution fee.................        58,149
    Administration fee...............        20,737
Accrued expenses and other
  payables...........................        74,836
                                       ------------
    Total Liabilities................     3,680,339
                                       ------------
    Net Assets.......................  $340,196,573
                                       ============
Composition of Net Assets:
Paid-in-capital......................  $275,254,779
Net unrealized appreciation..........    43,381,218
Accumulated undistributed net
  investment income..................       180,417
Accumulated undistributed net
  realized gain......................    21,380,159
                                       ------------
    Net Assets.......................  $340,196,573
                                       ============
Class A Shares:
Net Assets...........................    $4,447,081
Shares Outstanding (unlimited
  authorized, $.01 par value)........       378,538
    Net Asset Value Per Share........        $11.75
                                       ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of
      net asset value)...............        $12.40
                                       ============
Class B Shares:
Net Assets...........................   $66,464,069
Shares Outstanding (unlimited
  authorized, $.01 par value)........     5,808,748
    Net Asset Value Per Share........        $11.44
                                       ============
Class C Shares:
Net Assets...........................    $8,592,376
Shares Outstanding (unlimited
  authorized, $.01 par value)........       750,281
    Net Asset Value Per Share........        $11.45
                                       ============
Class D Shares:
Net Assets...........................  $260,693,047
Shares Outstanding (unlimited
  authorized, $.01 par value)........    22,008,189
    Net Asset Value Per Share........        $11.85
                                       ============

Statement of Operations
For the six months ended February 28, 2005 (unaudited)

Net Investment Income:
Income
Dividends (net of $9,160 foreign
  withholding tax)....................  $ 2,225,666
Interest..............................      178,948
                                        -----------
    Total Income......................    2,404,614
                                        -----------
Expenses
Investment advisory fee...............    1,209,911
Transfer agent fees and expenses......      426,709
Distribution fee (Class A shares).....        5,171
Distribution fee (Class B shares).....      317,377
Distribution fee (Class C shares).....       41,863
Administration fee....................       87,825
Shareholder reports and notices.......       44,228
Registration fees.....................       32,225
Professional fees.....................       28,971
Custodian fees........................       12,074
Trustees' fees and expenses...........        1,873
Other.................................       13,549
                                        -----------
    Total Expenses....................    2,221,776
                                        -----------
    Net Investment Income.............      182,838
                                        -----------
Net Realized and Unrealized Gain:
Net realized gain.....................   22,036,536
Net change in unrealized
  appreciation........................   27,479,897
                                        -----------
    Net Gain..........................   49,516,433
                                        -----------
Net Increase..........................  $49,699,271
                                        ===========

12
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              FEBRUARY 28, 2005   AUGUST 31, 2004
                                                              -----------------   ---------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)................................    $    182,838       $   (418,444)
Net realized gain...........................................      22,036,536         59,481,420
Net change in unrealized appreciation.......................      27,479,897        (31,996,129)
                                                                ------------       ------------
    Net Increase............................................      49,699,271         27,066,847
                                                                ------------       ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................        (390,465)          --
Class B shares..............................................      (6,115,073)          --
Class C shares..............................................        (801,579)          --
Class D shares..............................................     (23,336,428)          --
                                                                ------------       ------------
    Total Distributions.....................................     (30,643,545)          --
                                                                ------------       ------------

Net increase from transactions in shares of beneficial
  interest..................................................      12,118,236          5,687,638
                                                                ------------       ------------
    Net Increase............................................      31,173,962         32,754,485
Net Assets:
Beginning of period.........................................     309,022,611        276,268,126
                                                                ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $180,417 and a net investment loss of $2,421,
respectively)...............................................    $340,196,573       $309,022,611
                                                                ============       ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund was organized as a Massachusetts business trust on April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.72% to the portion of daily net assets not exceeding $1 billion; and 0.65% to the portion of daily net assets exceeding $1 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined at the close of each business day.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,580,377 at February 28, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $78,053 and $865, respectively and received $13,080 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2005 aggregated $110,161,730 and $148,840,129, respectively.

For the six months ended February 28, 2005, the Fund incurred brokerage commissions of $14,075 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                        FEBRUARY 28, 2005                AUGUST 31, 2004
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................      60,233   $    707,583          191,872   $  2,117,784
Reinvestment of distributions.....................      32,132        369,835           --            --
Redeemed..........................................     (63,933)      (749,590)        (155,519)    (1,682,332)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................      28,432        327,828           36,353        435,452
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     513,528      5,900,860        1,704,312     18,264,020
Reinvestment of distributions.....................     490,316      5,506,245           --            --
Redeemed..........................................    (815,467)    (9,260,286)      (1,775,835)   (19,169,149)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class B.................     188,377      2,146,819          (71,523)      (905,129)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................      37,219        423,606          199,107      2,139,241
Reinvestment of distributions.....................      67,478        758,458           --            --
Redeemed..........................................    (102,049)    (1,153,960)        (176,524)    (1,908,368)
                                                    ----------   ------------       ----------   ------------
Net increase - Class C............................       2,648         28,104           22,583        230,873
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................   1,867,721     21,806,423        6,072,743     66,771,159
Reinvestment of distributions.....................   1,660,516     19,261,986           --            --
Redeemed..........................................  (2,698,180)   (31,452,924)      (5,485,609)   (60,844,717)
                                                    ----------   ------------       ----------   ------------
Net increase - Class D............................     830,057      9,615,485          587,134      5,926,442
                                                    ----------   ------------       ----------   ------------
Net increase in Fund..............................   1,049,514   $ 12,118,236          574,547   $  5,687,638
                                                    ==========   ============       ==========   ============

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED) continued

as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                           FOR THE PERIOD
                                              FOR THE SIX              FOR THE YEAR      FOR THE YEAR     OCTOBER 29, 2001*
                                             MONTHS ENDED                  ENDED             ENDED             THROUGH
                                           FEBRUARY 28, 2005          AUGUST 31, 2004   AUGUST 31, 2003    AUGUST 31, 2002
                                           -----------------          ---------------   ---------------   -----------------
                                              (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period.....       $11.08                    $10.11            $ 8.19             $10.00
                                                ------                    ------            ------             ------
Income (loss) from investment operations:
    Net investment loss++................         0.00                     (0.02)            (0.03)             (0.04)
    Net realized and unrealized gain
    (loss)...............................         1.79                      0.99              1.95              (1.76)
                                                ------                    ------            ------             ------
Total income (loss) from investment
 operations..............................         1.79                      0.97              1.92              (1.80)
                                                ------                    ------            ------             ------
Less dividends and distributions from:
    Net investment income................           --                        --                --              (0.01)
    Net realized gain....................        (1.12)                       --                --                 --
                                                ------                    ------            ------             ------
Total dividends and distributions........        (1.12)                       --                --              (0.01)
                                                ------                    ------            ------             ------
Net asset value, end of period...........       $11.75                    $11.08            $10.11             $ 8.19
                                                ======                    ======            ======             ======
Total Return+............................        16.51%(1)                  9.50 %           23.44 %           (17.99)%(1)
Ratios to Average Net Assets(3):
Expenses.................................         1.39%(2)                  1.40 %            1.47 %             1.45 %(2)(4)
Net investment income (loss).............         0.09%(2)                 (0.14)%           (0.39)%            (0.58)%(2)(4)
Supplemental Data:
Net assets, end of period, in
 thousands...............................       $4,447                    $3,878            $3,173             $3,053
Portfolio turnover rate..................           35%(1)                   151 %             165 %              121 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 1.66% and (0.79)%, respectively.

20
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                           FOR THE PERIOD
                                              FOR THE SIX              FOR THE YEAR      FOR THE YEAR     OCTOBER 29, 2001*
                                             MONTHS ENDED                  ENDED             ENDED             THROUGH
                                           FEBRUARY 28, 2005          AUGUST 31, 2004   AUGUST 31, 2003    AUGUST 31, 2002
                                           -----------------          ---------------   ---------------   -----------------
                                              (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.....        $10.85                    $ 9.98            $ 8.15             $10.00
                                                 ------                    ------            ------             ------
Income (loss) from investment operations:
    Net investment loss++................         (0.04)                    (0.10)            (0.09)             (0.10)
    Net realized and unrealized gain
    (loss)...............................          1.75                      0.97              1.92              (1.75)
                                                 ------                    ------            ------             ------
Total income (loss) from investment
 operations..............................          1.71                      0.87              1.83              (1.85)
                                                 ------                    ------            ------             ------
Less dividends and distributions from:
    Net investment income................            --                        --                --               0.00++
    Net realized gain....................         (1.12)                       --                --                 --
                                                 ------                    ------            ------             ------
Total dividends and distributions........         (1.12)                       --                --               0.00
                                                 ------                    ------            ------             ------
Net asset value, end of period...........        $11.44                    $10.85            $ 9.98             $ 8.15
                                                 ======                    ======            ======             ======
Total Return+............................         15.99 %(1)                 8.72 %           22.45 %           (18.47)%(1)
Ratios to Average Net Assets(3):
Expenses.................................          2.14 %(2)                 2.16 %            2.24 %             2.20 %(2)(4)
Net investment loss......................         (0.66)%(2)                (0.90)%           (1.16)%            (1.33)%(2)(4)
Supplemental Data:
Net assets, end of period, in
 thousands...............................       $66,464                   $60,987           $56,823            $53,948
Portfolio turnover rate..................            35 %(1)                  151 %             165 %              121 %(1)

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 2.41% and
         (1.54)%, respectively.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                           FOR THE PERIOD
                                              FOR THE SIX              FOR THE YEAR      FOR THE YEAR     OCTOBER 29, 2001*
                                             MONTHS ENDED                  ENDED             ENDED             THROUGH
                                           FEBRUARY 28, 2005          AUGUST 31, 2004   AUGUST 31, 2003    AUGUST 31, 2002
                                           -----------------          ---------------   ---------------   -----------------
                                              (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period.....       $10.86                    $ 9.98            $ 8.15             $10.00
                                                ------                    ------            ------             ------
Income (loss) from investment operations:
    Net investment loss++................        (0.04)                    (0.09)            (0.09)             (0.10)
    Net realized and unrealized gain
    (loss)...............................         1.75                      0.97              1.92              (1.75)
                                                ------                    ------            ------             ------
Total income (loss) from investment
 operations..............................         1.71                      0.88              1.83              (1.85)
                                                ------                    ------            ------             ------
Less dividends and distributions from:
    Net investment income................           --                        --                --               0.00++
    Net realized gain....................        (1.12)                       --                --                 --
                                                ------                    ------            ------             ------
Total dividends and distributions........        (1.12)                       --                --               0.00
                                                ------                    ------            ------             ------
Net asset value, end of period...........       $11.45                    $10.86            $ 9.98             $ 8.15
                                                ======                    ======            ======             ======
Total Return+............................        15.98 %(1)                 8.82 %           22.45 %           (18.48)%(1)
Ratios to Average Net Assets(3):
Expenses.................................         2.14 %(2)                 2.08 %            2.24 %             2.20 %(2)(4)
Net investment loss......................        (0.66)%(2)                (0.82)%           (1.16)%            (1.33)%(2)(4)
Supplemental Data:
Net assets, end of period, in
 thousands...............................       $8,592                    $8,119            $7,238             $6,354
Portfolio turnover rate..................           35 %(1)                  151 %             165 %              121 %(1)

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 2.41% and
         (1.54)%, respectively.

22
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                           FOR THE PERIOD
                                              FOR THE SIX              FOR THE YEAR      FOR THE YEAR     OCTOBER 29, 2001*
                                             MONTHS ENDED                  ENDED             ENDED             THROUGH
                                           FEBRUARY 28, 2005          AUGUST 31, 2004   AUGUST 31, 2003    AUGUST 31, 2002
                                           -----------------          ---------------   ---------------   -----------------
                                              (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period.....        $11.15                    $10.15            $ 8.21             $10.00
                                                 ------                    ------            ------             ------
Income (loss) from investment operations:
    Net investment income (loss)++.......          0.02                      0.01             (0.01)             (0.04)
    Net realized and unrealized gain
    (loss)...............................          1.80                      0.99              1.95              (1.73)
                                                 ------                    ------            ------             ------
Total income (loss) from investment
 operations..............................          1.82                      1.00              1.94              (1.77)
                                                 ------                    ------            ------             ------
Less dividends and distributions from:
    Net investment income................            --                        --                --              (0.02)
    Net realized gain....................         (1.12)                       --                --                 --
                                                 ------                    ------            ------             ------
Total dividends and distributions........         (1.12)                       --                --              (0.02)
                                                 ------                    ------            ------             ------
Net asset value, end of period...........        $11.85                    $11.15            $10.15             $ 8.21
                                                 ======                    ======            ======             ======
Total Return+............................         16.68%(1)                  9.75%            23.63 %           (17.76)%(1)
Ratios to Average Net Assets(3):
Expenses.................................          1.14%(2)                  1.16%             1.24 %             1.20 %(2)(4)
Net investment income (loss).............          0.34%(2)                  0.10%            (0.16)%            (0.33)%(2)(4)
Supplemental Data:
Net assets, end of period, in
 thousands...............................      $260,693                  $236,039          $209,035            $95,150
Portfolio turnover rate..................            35%(1)                   151%              165 %              121 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 1.41% and (0.54)%, respectively.

                                                                              23
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Mid-Cap Value Fund

Semiannual Report
February 28, 2005

[MORGAN STANLEY LOGO]

39917RPT-RA05-00296P-Y02/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005

                                       3